WARRANTS (Table)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
WARRANTS
Schedule of Calculated Values of Option or Warrant
Description		Input Range
(a)	Price of the Issuer’s Security	$1.00-$2.00
(b)	Exercise (strike) price of Security	$0.75-$1.50
(c)	Time to Maturity in years	3 to 5 years
(d)	Annual Risk-Free Rate	1-year T-Bill
(e)	Annualized Volatility (Beta)	59%-493%

Description	Input Range
a) Price of the Issuer’s Security	$1.00 - $2.00

b) Exercise (strike) price of Security	$0.75 - $1.50

c) Time to Maturity in years	3 to 5 years

d) Annual Risk-Free Rate	2-year T-Bill

e) Annualized Volatility (Beta)	25% - 75%